Basis of presentation	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Basis of presentation
1. Basis of presentation
The condensed consolidated interim financial statements as at, and for the six-month
period ended, June 30, 2022 (‘YTD 2022’), have been prepared in accordance with IAS 34 ‘Interim Financial Reporting’, as issued by the International Accounting Standards Board (hereafter ‘IFRS’). They do not include all of the information required for a full set of financial statements prepared in accordance with IFRS and should therefore be read together with the 2021 consolidated financial statements of Aegon N.V. as included in Aegon’s Annual Report on Form
20-F
for 2021 (‘Form
20-F).
Aegon’s Form
20-F
is available on its website (
aegon.com
).
The condensed consolidated interim financial statements have been prepared in accordance with the historical cost convention as modified by the revaluation of investment properties and those financial instruments (including derivatives) and financial liabilities that have been measured at fair value. The condensed consolidated interim financial statements as at, and for the period ended, June 30, 2022, were approved by the Supervisory Board on August 10, 2022.
The condensed consolidated interim financial statements are presented in euro (EUR) and all values are rounded to the nearest million unless otherwise stated. The consequence is that the rounded amounts may not add up to the rounded total in all cases.
The published figures in these condensed consolidated interim financial statements are unaudited.
Other than for SEC reporting purposes, Aegon prepares its condensed consolidated interim financial statements under International Financial Reporting Standards as adopted by the European Union, including the decisions Aegon made with regard to the options available under International Financial Reporting Standards as adopted by the EU
(IFRS-EU).
IFRS-EU
differs from IFRS in respect of certain paragraphs in IAS 39 ‘Financial Instruments: Recognition and
Measurement’ regarding hedge accounting for portfolio hedges of interest rate risk. Under
IFRS-EU,
Aegon applies fair value hedge accounting for portfolio hedges of interest rate risk (fair value macro hedges) in accordance with the EU ‘carve out’ version of IAS 39. Under IFRS, hedge accounting for fair value macro hedges cannot be applied to mortgage loans and ineffectiveness arises whenever the revised estimate of the amount of cash flows in scheduled time buckets is either more or less than the original designated amount of that bucket.
This information is prepared by reversing the hedge accounting impacts that are applied under the EU ‘carve out’ version of IAS 39. Financial information under IFRS accordingly does not take account of the possibility that had Aegon applied IFRS as its primary accounting framework it might have applied alternative hedge strategies where those alternative hedge strategies could have qualified for IFRS compliant hedge accounting. These decisions could have resulted in different shareholders’ equity and net income amounts compared with those indicated in these condensed consolidated interim financial statements on Form
6-K.
A reconciliation between IFRS and
IFRS-EU
is included in the table below:

	Shareholders’ Equity		Net result

EUR millions	June 30, 2022	June 30, 2021	YTD 2022	YTD 2021
In accordance with IFRS	17,466	23,052	856	1,457
Adjustment of EU ‘IAS 39’ carve out	(434)	758	(1,066)	(296)
Tax effect of the adjustment	112	(183)	275	74
Effect of the adjustment after tax	(322)	575	(791)	(222)
In accordance with IFRS-EU	17,144	23,627	64	1,235